UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saratoga Research & Investment Management
Address: 14471 Big Basin Way, Suite E
         Saratoga, CA  95070


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin P. Tanner
Title:    President
Phone:    (408) 741-2333

Signature, Place, and Date of Signing:

/s/ Kevin P. Tanner             Saratoga, CA              Date February 1, 2011
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:   $283,116,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     9508   110171 SH       Sole                    82330             27841
Abbott Labs                    COM              002824100     4060    84750 SH       Sole                    64645             20105
Adobe Systems                  COM              00724F101     5020   163105 SH       Sole                   123930             39175
Altria Group                   COM              02209S103      222     9000 SH       Sole                     4300              4700
Automatic Data Processing      COM              053015103     9508   205441 SH       Sole                   152230             53211
Becton, Dickinson & Co         COM              075887109     4963    58723 SH       Sole                    44578             14145
Berkshire Hathaway B           COM              084670702     4225    52735 SH       Sole                    39860             12875
Bristol-Myers Squibb           COM              110122108      245     9265 SH       Sole                     3640              5625
Brown-Forman Cl B              COM              115637209     5321    76425 SH       Sole                    55250             21175
C. R. Bard                     COM              067383109     4767    51950 SH       Sole                    39570             12380
C.H. Robinson Worldwide        COM              12541W209     5080    63355 SH       Sole                    46575             16780
Cisco Systems                  COM              17275R102     7473   369400 SH       Sole                   285990             83410
Coca-Cola                      COM              191216100    10486   159440 SH       Sole                   120383             39056
Cognizant Tech Solutions       COM              192446102     2798    38180 SH       Sole                    34960              3220
Colgate-Palmolive              COM              194162103     4421    55005 SH       Sole                    40835             14170
Diageo PLC                     COM              25243Q205      281     3780 SH       Sole                     1475              2305
Dionex Corp                    COM              254546104     6181    52380 SH       Sole                    38455             13925
Expeditors Int'l of WA         COM              302130109      747    13674 SH       Sole                    13514               160
FactSet Research Sys           COM              303075105     5504    58700 SH       Sole                    42300             16400
General Dynamics               COM              369550108     6923    97560 SH       Sole                    72095             25465
Int'l Business Machines        COM              459200101     9653    65774 SH       Sole                    49579             16195
Johnson & Johnson              COM              478160104     8742   141349 SH       Sole                   108848             32501
Kellogg Company                COM              487836108     4513    88350 SH       Sole                    67020             21330
McCormick & Co                 COM              579780206     5045   108435 SH       Sole                    81195             27240
McDonalds                      COM              580135101     9739   126875 SH       Sole                    94665             32210
Medtronic                      COM              585055106     8843   238430 SH       Sole                   182955             55475
Microsoft                      COM              594918104     9478   339577 SH       Sole                   257331             82246
NIKE                           COM              654106103     9142   107020 SH       Sole                    77825             29195
Nestle SA Spons ADR            COM              641069406     9285   158068 SH       Sole                   118568             39500
Novo Nordisk ADR               COM              670100205    12369   109875 SH       Sole                    80865             29010
Omnicom Group                  COM              681919106     9984   217989 SH       Sole                   163963             54026
Oracle                         COM              68389X105    10724   342634 SH       Sole                   255111             87523
Paychex                        COM              704326107     5083   164460 SH       Sole                   121645             42815
Pepsico                        COM              713448108     2089    31972 SH       Sole                    28387              3585
Procter & Gamble               COM              742718109     9210   143166 SH       Sole                   107811             35355
Southern Copper Corp           COM              84265V105      738    15150 SH       Sole                     6000              9150
Spectra Energy                 COM              847560109      307    12280 SH       Sole                     4300              7980
Stryker                        COM              863667101     9396   174970 SH       Sole                   131665             43305
Sysco Corp                     COM              871829107     8702   295975 SH       Sole                   224215             71760
Total System Services          COM              891906109     2691   174975 SH       Sole                   154985             19990
Tupperware                     COM              899896104      224     4700 SH       Sole                     3000              1700
United Technologies            COM              913017109     5805    73740 SH       Sole                    58924             14816
Varian Medical Systems         COM              92220P105     5378    77630 SH       Sole                    59135             18495
Wal-Mart Stores                COM              931142103     8629   160006 SH       Sole                   121420             38586
Kinder Morgan Energy Prtns LP  ETP              494550106      250     3555 SH       Sole                     1850              1705
Oneok Partners LP              ETP              68268N103      314     3950 SH       Sole                     2050              1900
Annaly Capital Mgmt            REIT             035710409      243    13575 SH       Sole                     5100              8475
SPDR Gold Trust                ETF              78463V107     8196    59086 SH       Sole                    43775             15311
iShares Silver Trust           ETF              46428Q109    10611   351605 SH       Sole                   264340             87265

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